CONSOLIDATED BALANCE SHEETS - ESG [Member] - USD ($)		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash		$ 978,862	$ 63,262	$ 199,045
Restricted cash		65,626	69,011	(0)
Accounts receivable and other receivables		245,439	117,469	52,621
Advance to suppliers		726,581	116,997	374,417
Inventory		633,174	1,127,678	821,602
Total Current Assets		2,649,682	1,494,417	1,447,685
Property, plant and equipment, net		19,022,766	20,770,382	22,127,350
Intangible assets, net		3,052,883	3,245,684	3,599,148
Value added tax receivable		2,130,589	2,240,487	3,040,381
Note receivable		55,971	58,859	63,878
Total Non-current Assets		24,262,209	26,315,412	28,830,757
Total Assets		26,911,891	27,809,829	30,278,442
Current Liabilities
Short-term bank loans		7,306,616	7,248,583	8,810,711
Account payable		1,434,216	1,232,115	1,226,829
Due to related party		30,000
Accrued expenses and other payables		2,569,087	2,803,079	2,429,971
Deferred revenues		1,434,574	1,568,398	1,634,078
Total Current liabilities		12,774,493	12,852,175	14,101,589
Long-term payable		1,392,393	1,464,214
Total non-current liabilities			1,464,214
Total Liabilities		14,166,886	14,316,389	14,101,589
Commitments and Contingencies	[1]
Stockholders’ Equity
Common stock, $0.001 par value, 65,000,000 authorized,10,432,800 issued and outstanding as of June 30, 2023 and December 31, 2022.		10,433	10,433	10,433
Additional paid in capital		11,027,688	11,027,688	11,027,688
Accumulated other comprehensive income (loss)		(634,861)	(148,590)	1,119,243
Accumulated deficit		(905,683)	(834,220)	(102,373)
Total ESG stockholders’ Equity		9,497,577	10,055,311	12,054,991
Noncontrolling interest		3,247,428	3,438,129	4,121,862
Total stockholders’ Equity		12,745,005	13,493,440	16,176,853
Total Liabilities and Stockholders’ Equity		$ 26,911,891	$ 27,809,829	$ 30,278,442

[1]	Refer to NOTE 12.